Basis of preparation (Details Narrative)	Dec. 31, 2025	Dec. 31, 2024
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Functional currency	5.5024	6.1923
C A D [Member]
IfrsStatementLineItems [Line Items]
Functional currency	4.0187	4.3047